Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of unvested restricted shares and restricted stock units ("RSUs") activity
	Restricted Shares	Restricted Stock Units	Total	Weighted Average Grant Date Fair Value
Unvested as of June 30, 2019	215,063	—	215,063	$11.99
Granted	—	571,229	571,229	7.24
Vested	(88,659)	(26,965)	(115,624)	7.25
Forfeited	(54,091)	(78,470)	(132,561)	10.83
Unvested as of June 30, 2020	72,313	465,794	538,107	$6.56